Share-based payment	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangements [Abstract]
Share-based payment
Note 3 - Share-based payment
As noted in Note 1 - Significant accounting policies and judgements, Polestar granted shares to employees under the 2022 Omnibus Plan as part of the Group’s employee compensation. Under the 2022 Omnibus Plan, there are three kinds of programs: At-listing Plan, Post-listing Plan, and the Free Share Plan, all of which are equity-settled. For more details on the terms of each program, refer to Note 7 - Share-based payments in the Consolidated Financial Statements for Polestar Automotive Holding UK PLC, as of December 31, 2022 and 2021, and for the three years ended December 31, 2022 that were included in the Form 20-F filed with the SEC on April 14, 2023. The following table illustrates share activity for the six months ended June 30, 2023:

	Number of PSUs	Number of RSUs	Number of Free Shares	Total
Outstanding as of January 1, 2023	858,821	458,620	4,222	1,321,663
Granted	1,474,927	428,840	—	1,903,767
Vested	—	(169,853)	(4,222)	(174,075)
Forfeited	(6,954)	(8,639)	—	(15,593)
Outstanding as of June 30, 2023	2,326,794	708,968	—	3,035,762
The following table illustrates total share-based compensation expense for the three and six months ended June 30, 2023 and 2022 by function:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Selling, general and administrative expense	1,430	4,342	2,533	4,342
Research and development expense	69	—	125	—
Total	$1,499	$4,342	$2,658	$4,342
Marketing consulting services agreement
On March 24, 2022, Polestar granted an equity-settled share-based payment in exchange for marketing services through November 1, 2023. Per the terms of the agreement, 250,000 Class A Shares vested on August 31, 2022. The remaining 250,000 Class A Shares vest over eight equal quarterly installments, with a final vesting date of November 1, 2023. The grant date fair value of the marketing consulting agreement was $5,308 which was determined using the market value of the shares listed on the Nasdaq. Of the 500,000 Class A Shares granted, 375,000 Class A Shares with a fair value of $4,946 were vested as of December 31, 2022. During the three months ended June 30, 2023, 31,250 Class A Shares vested, and the Group incurred a share-based compensation expense of $114. During the six months ended June 30, 2023 62,500 Class A Shares vested, and the Group incurred a share-based compensation expense of $290.